NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Land	160	160
Buildings	1,122	1,122
Property, plant and equipment	2,225	1,777
Total	3,507	3,059